SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2019:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2018	504,617	$151.71
Granted	206,750	162.42
Exercised	(94,525)	125.11
Forfeited	(28,500)	160.53
Expired	(3,667)	162.62

Options outstanding at December 31, 2019	584,675	$159.34	3.37	$12,591

Options exercisable at December 31, 2019	95,047	$150.83	2.42	$2,879

Summary of Non-Vested Restricted Stock Activity
The following is a summary of
non-vested
restricted stock activity as of and for the year ended December 31, 2019:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2018	3,062,602	$48.72
Granted	173,940	151.58
Vested	(32,000)	67.54
Forfeited	(12,837)	148.43

Non-vested restricted stock outstanding at December 31, 2019	3,191,705	$68.63

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2019	2018	2017
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.64%	2.69%	1.77%
Expected volatility	18.01%	17.11%	17.41%
Expected dividend yield	3.99%	3.13%	2.82%
Grant date fair value	$14.81	$20.05	$17.23

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2019	2018	2017
Stock options	$2,440	$2,014	$1,451
Non-vested restricted stock	14,592	13,494	11,842

Share-based compensation expense	$17,032	$15,508	$13,293